Convertible debentures	12 Months Ended
Dec. 31, 2020
Convertible debentures
Convertible debentures

19.Convertible debentures

	2020 Convertible	2018 Convertible
	loan	debentures	Total
		$
Balance at December 31, 2018	—	2,527,241	2,527,241
Effective interest	—	371,117	371,117
Balance at December 31, 2019	—	2,898,358	2,898,358
Liability component at issuance	804,578	—	804,578
Effective interest accretion	22,982	155,642	178,624
	827,560	3,054,000	3,881,560
Repayment of debentures including accommodation fees, in cash	—	(358,500)	(358,500)
Conversion into common shares	(827,560)	(2,695,500)	(3,523,060)
Balance at December 31, 2020	—	—	—

2020 Convertible loan

On March 18, 2020, the Company closed a $903,000 non-brokered secured convertible loan (“2020 Convertible loan”) at 12% per annum, with a trust whose beneficiary is the controlling shareholder and CEO of the Company. The loan bore interest at the rate of 12% per annum, with interest payable in cash on a quarterly basis in arrears and matured September 17, 2021. The convertible loan may be converted before maturity, in whole at anytime or in part from time to time at a conversion price of $0.28 at the option of the lender. The convertible loan was secured by a deed of hypothec charging on the universalities of movable assets.

At the issuance date, the 2020 Convertible loan was recorded as follows:

$
Liability component	804,578
Conversion option recognized in equity, net of transaction cost of $47,338	98,422
Net proceeds	903,000

On September 30, 2020, the 2020 Convertible loan was converted into 3,225,000 common shares. Upon conversion, the equity component of $98,422 was allocated to share capital. The conversion was performed in return for the modification of a lease agreement for rent of a property with the same trust whose beneficiary is the controlling shareholder and CEO of the Company (note 14).

2018 Convertible debentures

On March 30, 2020, the Company reached an agreement to extend the maturity date of its $3,000,000 2018 convertible debentures to September 30, 2020, from the original maturity date of March 29, 2020. Under the terms of the agreement, the Company redeemed $300,000 (representing 10% of the principal amount), paid a onetime accommodation fee of $54,000, and is no longer subject to any prepayment penalties going forward. Upon redemption, an amount of $40,779 corresponding to the equity component was reclassified to contributed surplus.

As the date of modification, the fair value of the 2018 Convertible debentures was determined using estimated cash flows discounted using a market interest rate of 17.5%. At the remeasurement date, a residual amount of $16,875 representing the value of the conversion option equity component was classified in the shareholders’ Equity (Deficiency).

Upon conversion of the debentures in May and June 2020, 3,369,375 common shares were issued and the equity component of $360,981 was classified in share capital.